August 31, 2015 Working Capital Loan (Details) - USD ($)	Dec. 31, 2015	Aug. 31, 2015
August 31, 2015 Working Capital Loan Details
Lender has committed to loan the Company for working capital under the financing agreement		$ 100,000
Issued shares of restricted common stock as an incentive		2,000,000
Annual interest rate for the financing		2.00%
Shares of restricted common stock issued in exchange for note including accrued interest satisfied	3,500,000
Principal and accrued interest retired aggregated	$ 100,482
Fair value of the restricted shares issued	187,250
Loss on the debt conversion	$ 86,768